CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity
Balance, value at Dec. 31, 2014	$ 313,775	$ 20	$ 303,441	$ 10,314	$ 313,775
Balance, units at Dec. 31, 2014		20,000
Net income/(loss)	22,238			22,238	22,238
Balance, units at Dec. 31, 2015		20,000
Balance at Dec. 31, 2015	336,013	$ 20	303,441	32,552	336,013
Net income/(loss)	10,157			10,157	10,157
Balance, units at Dec. 31, 2016		20,000
Balance at Dec. 31, 2016	346,170	$ 20	303,441	42,709	346,170
Net income/(loss)	3,105			3,105	3,105
Dividends	(70,000)		(70,000)		(70,000)
Balance, units at Dec. 31, 2017		20
Balance at Dec. 31, 2017	$ 279,275	$ 20,000	$ 233,441	$ 45,814	$ 279,275